Intangible Asset - Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
- Amortization of intangible assets (note 10)	$ 2,050	$ 1,029	$ 183